ORDINARY SHARES (Details Narrative) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Aug. 23, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Shares issued | ¥	¥ 50,000
Shates issued	5,000,000,000
Common Stock shares authorized	50,000,000
Common stock, shares authorized | ¥ / shares	¥ 0.00001
Stock issued during exercised		1,218,363	355,543	176,883
Common Class A [Member]
Class of Stock [Line Items]
Common Stock shares authorized	4,800,000,000	4,800,000,000	4,800,000,000
Common stock, shares authorized | (per share)	¥ 0.00001	$ 0.00001	$ 0.00001
Common stock shares outstanding		99,200,641	101,059,544
Shares outstanding		99,200,641	101,059,544	101,902,544	104,539,463
Stock issued during exercised		1,218,363	355,542	176,883
Stock issued during repurchased		3,077,262	1,198,542	2,903,802
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Shates issued		16,145,454
Common stock shares outstanding		4,000,000
Common Class A [Member] | IPO [Member] | Two Thousand Eighteen [Member]
Class of Stock [Line Items]
Shates issued		34,200,000
Shates issued		90,200,000
Common Class B [Member]
Class of Stock [Line Items]
Common Stock shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares authorized | (per share)	¥ 0.00001	$ 0.00001	$ 0.00001
Common stock shares outstanding		102,764,548	102,764,550
Shares outstanding		102,764,548	102,764,550	102,764,550	102,854,550
Stock issued during exercised				90,000
Common Class B [Member] | IPO [Member]
Class of Stock [Line Items]
Shates issued		33,818,182
Common Class B [Member] | IPO [Member] | Two Thousand Eighteen [Member]
Class of Stock [Line Items]
Shates issued		117,600,000
Common Class B [Member] | IPO [Member] | Mr Chens [Member]
Class of Stock [Line Items]
Shates issued		67,636,364
Preferred Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares outstanding		18,181,818